Segment Information (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segments	Dec. 31, 2011	Dec. 31, 2010
Segment Information (Textual) [Abstract]
Number of business segments	2
Corporate allocated depreciation	$ 616	$ 565	$ 3,442
Customers representing percent	10.00%
Number of operating segments	4